Finance income and charges (Tables)	6 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of finance income and charges

	Six months ended 31 December 2019	Six months ended 31 December 2018
	£ million	£ million
Interest income	122	102
Fair value gain on financial instruments	24	59
Total interest income	146	161
Interest charges	(271)	(224)
Fair value loss on financial instruments	(23)	(57)
Total interest charges	(294)	(281)
Net interest charges	(148)	(120)

Net finance income in respect of post employment plans in surplus	13	14
Hyperinflation adjustment in respect of Venezuela (a)	3	6
Other finance income	1	—
Total other finance income	17	20
Net finance charge in respect of post employment plans in deficit	(9)	(12)
Unwinding of discounts	(7)	(8)
Interest charge in respect of direct and indirect tax	(5)	(5)
Change in financial liability (Level 3)	(1)	(2)
Other finance charges	(1)	(1)
Total other finance charges	(23)	(28)
Net other finance charges	(6)	(8)

Schedule of the contribution of the group's Venezuelan operations
The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the six months ended 31 December 2019 and 31 December 2018 and the impact that would have resulted if the DICOM exchange rate had been applied for consolidation.

	6 months to 31 December 2019		6 months to 31 December 2018
	At estimated exchange rate	At DICOM exchange rate	At estimated exchange rate	At DICOM exchange rate
	2,525,956 VES/£	61,213 VES/£	10,466 VES/£	809 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	4	—	1
Operating profit	—	11	—	—
Other finance income - hyperinflation adjustment	3	132	6	72
Net cash inflow from operating activities	—	7	—	1
Net assets	48	2,000	65	843